UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                   Toews Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-778-6397

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.



------------------------------------




THE ADVISORS' INNER CIRCLE FUND
----------------------------------------------------------

                                    Toews
                                    S&P 500(R)
                                    Hedged
                                    Index Fund

                                    Toews
                                    Nasdaq-100(R) Hedged
                                    Index Fund

                                    ---------------------

                                    Semi-Annual Report

                                    April 30, 2004



        Investment Adviser:

        [TOEWS Logo Omitted]
            CORPORATION


------------------------------------

TABLE OF CONTENTS

                                                                            Page
Managers' Discussion and Analysis .........................................    1

Schedules of Investments ..................................................    3

Statements of Assets & Liabilities ........................................    5

Statements of Operations ..................................................    6

Statements of Changes in Net Assets .......................................    7

Financial Highlights ......................................................    8

Notes to Financial Statements .............................................   10
How to Obtain More Information About
 Toews Funds ......................................................   Back Cover





A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-778-6397; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-778-6397; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
Toews Funds as April 30, 2004

FUND PERFORMANCE & STRATEGY:

Our quantitative strategy used to actively "hedge" against unfavorable index price movements underperformed the Nasdaq-100(R) Index and the S&P 500(R) Index over the first six months of the fund year. Our investment strategy employs statistical analysis to participate in the performance of each index with hedges in place to attempt to lower the risk of loss in declining markets. Since these funds were launched in July of 2001, our strategy has been effective. The performance of the funds since inception is favorable relative to the index. During certain periods however, particularly when the markets move indecisively around our point of hedging, our strategy will underperform. This is exactly what has happened over the six month period from November 1, 2003 through April 30, 2004.

If the market begins to move down and a hedge out of the market is generated, and the market subsequently moves down, this benefits the funds as investors avoid subsequent losses. If the market begins to move down and a hedge is generated, and the market subsequently rises, the funds will buy immediately back into the index (a phenomenon we refer to as "false alarms"). Often the buy back into the index happens at a higher market price than the sale, producing underperformance relative to the index. During this type of market, the degree of underperformance increases with the number of false alarms the funds experience. The first six months of this year has seen a significant number of false alarms.

During the first six months of this fund year, the Toews S&P 500(R) Hedged Index Fund Investor Class returned 4.23% versus a return of 5.39% in the S&P 500(R) Index. During the first six months of this fund year, the Toews Nasdaq-100(R) Hedged Index Fund Investor Class returned (9.19)% versus a return of (1.06)% in the Nasdaq-100(R) Index. These differences in performance can be attributed directly to our "hedging" strategy. While hedged, the funds are investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities. When the funds are invested, the funds own option contracts tied to the underlying indices. The use of options is less expensive than buying the individual components of the index and allows for better execution.

MARKET PERSPECTIVES AND OUTLOOK:

As of April 30, 2004, the S&P 500(R) Index was priced at approximately 28 times the earnings of its stocks over a trailing 12-month period according to Standard & Poor's. (Note: An earnings ratio for the Nasdaq-100 Index is not calculable due to the high number of companies in that index with losses or no earnings.) Historical trailing earnings multiples for the S&P 500(R) Index range from 15 to 18 depending on the method of calculation. This means that the index stands at


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                                                      [TOEWS FUNDS Logo Omitted]

2


roughly two times its mean valuation level. Although we have access to many sources of economic forecasting that suggest that these valuations are justified based on earnings expectations moving forward, we feel that the level of risk in the U.S. stock market remains high. The prospect of retired investors holding substantial positions in a stock market priced two times its average level remains a cause of significant concern. The likelihood of the U.S. equity markets to move higher depends largely on the ability of corporate America to follow through on robust earnings expectations for the remaining part of this year and 2004.

Regardless of the direction of the markets in the coming year, we expect that volatility will remain high, measured over short as well as long term periods. We base this belief primarily on the valuation picture discussed above, as well as an increase in the number of market participants actively involved in trading based on market trends. We are unable to predict the results of our style of management over the coming years. However, it should be emphasized that we have specifically focused our management efforts on addressing high-risk markets. Whether or not the market moves up or down in the months and years ahead, we remain committed to attempting to obtain absolute performance for our clients.




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
Toews Funds -- April 30, 2004  (Unaudited)

                                                            FACE         MARKET
                                                           AMOUNT         VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                          (000)         (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.4%)
   ABN Amro
     0.960%, dated 04/30/04, to be repurchased
     on 05/03/04, repurchase price $2,375,210
     (collateralized by U.S. Government Obligations,
     total market value $2,422,521) ....................   $2,375       $  2,375
                                                                        --------
Total Repurchase Agreement
   (Cost $2,375) .......................................                   2,375
                                                                        --------
Total Investments  (7.4%)
   (Cost $2,375) .......................................                   2,375
                                                                        --------
PERCENTAGES BASED ON NET ASSETS OF $32,263,350.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                      [TOEWS FUNDS Logo Omitted]

4

SCHEDULE OF INVESTMENTS
Toews Funds -- April 30, 2004  (Unaudited)

                                                            FACE          MARKET
                                                           AMOUNT          VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                       (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (15.3%)
   ABN Amro
     0.960%, dated 04/30/04, to be repurchased
     on 05/03/04, repurchase price $1,807,691
    (collateralized by U.S. Government Obligations,
     total market value $1,843,697) ....................   $1,808       $  1,808
                                                                        --------
Total Repurchase Agreement
   (Cost $1,808) .......................................                   1,808
                                                                        --------
Total Investments  (15.3%)
   (Cost $1,808) .......................................                   1,808
                                                                        --------
PERCENTAGES BASED ON NET ASSETS OF $11,790,691.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS & LIABILITIES (000)
Toews Funds -- April 30, 2004 (Unaudited)

                                                         Toews         Toews
                                                       S&P 500(R)  Nasdaq-100(R)
                                                         Hedged       Hedged
                                                      Index Fund    Index Fund
                                                      -----------   ------------
ASSETS:
   Investments at Market Value
     (Cost $2,375 and $1,808) .......................   $ 2,375       $ 1,808
   Receivable for Investment Securities Sold ........    29,930         9,977
   Receivable for Capital Shares Purchased ..........        37            37
   Receivable due from Investment Adviser ...........        --             5
                                                        -------       -------
   Total Assets .....................................    32,342        11,827
                                                        -------       -------
LIABILITIES:
   Payable for Capital Shares Redeemed ..............        24            15
   Payable for Distribution Fees ....................        21             5
   Payable for Administration Fees ..................        15             6
   Payable for Investment Advisory Fees .............         3            --
   Payable for Trustees' Fees .......................         2             1
   Accrued Expenses .................................        14             9
                                                        -------       -------
   Total Liabilities ................................        79            36
                                                        -------       -------
   TOTAL NET ASSETS .................................   $32,263       $11,791
                                                        =======       =======
NET ASSETS:
   Investor Shares
     (unlimited authorization -- no par value)
     based on 1,583,101 and 563,481 outstanding
     shares of beneficial interest, respectively ....   $13,988       $ 6,155
   Advisor Shares
     (unlimited authorization -- no par value)
     based on 1,844,373 and 741,969 outstanding
     shares of beneficial interest, respectively ....    16,808         7,139
   Accumulated net investment loss ..................      (216)         (115)
   Accumulated net realized gain  (loss) on
     investments and futures ........................     1,683        (1,388)
                                                        -------       -------
   TOTAL NET ASSETS .................................   $32,263       $11,791
                                                        =======       =======
   Net Asset Value, Offering and Redemption
     Price Per Share - Investor Class
     (based on net assets of $15,106,939
     and $5,162,710, respectively) ..................     $9.54         $9.16
                                                        =======       =======
   Net Asset Value, Offering and Redemption
     Price Per Share - Advisor Class
     (based on net assets of $17,156,411
     and $6,627,981, respectively) ..................     $9.30         $8.93
                                                        =======       =======
AMOUNTS DESIGNATED AS "--" ARE $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                      [TOEWS FUNDS Logo Omitted]

6

STATEMENTS OF OPERATIONS (000)
For the six month period ended April 30, 2004  (Unaudited)

                                                        Toews          Toews
                                                      S&P 500(R)   Nasdaq-100(R)
                                                        Hedged        Hedged
                                                      Index Fund    Index Fund
                                                      ----------   ------------
INVESTMENT INCOME:
   Interest Income ................................    $   169       $    83
                                                       -------       -------
   Total Investment Income ........................        169            83
                                                       -------       -------
EXPENSES:
   Investment Advisory Fees .......................        182            85
   Administration Fees ............................         85            39
   Distribution Fees+ .............................         89            38
   Trustees' Fees .................................          5             2
   Transfer Agent Fees ............................         65            51
   Registration Fees ..............................         22            15
   Professional Fees ..............................         18             9
   Printing Fees ..................................         13             7
   Custodian Fees .................................          6             4
   Other Fees .....................................          9             7
                                                       -------       -------
   Total Expenses .................................        494           257
                                                       -------       -------
   Less: Waiver of Investment Advisory Fees .......       (132)          (85)
   Reimbursement from Investment Adviser ..........         --            (6)
                                                       -------       -------
   NET EXPENSES ...................................        362           166
                                                       -------       -------
   NET INVESTMENT LOSS ............................       (193)          (83)
                                                       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Loss on Investments ...............         (2)           (1)
   Net Realized Gain (Loss) on Futures ............      2,851          (815)
   Net Change in Unrealized Appreciation
     on Investments ...............................          2             1
   Net Change in Unrealized Depreciation
     on Futures ...................................     (1,165)         (572)
                                                       -------       -------
   Total Net Realized and Unrealized Gain
     (Loss) on Investments ........................      1,686        (1,387)
                                                       -------       -------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS ..............................    $ 1,493       $(1,470)
                                                       =======       =======

+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO
  FINANCIAL STATEMENTS FOR FURTHER EXPLANATION.
AMOUNTS DESIGNATED AS "--" ARE $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six month period ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                      Toews                   Toews
                                                S&P 500(R) Hedged     Nasdaq-100(R) Hedged
                                                   Index Fund              Index Fund
                                              --------------------    --------------------
                                                2004         2003       2004         2003
                                              --------    --------    -------     --------
OPERATIONS:
   Net Investment Loss ....................    $  (193)    $  (205)   $   (83)     $  (250)
   Net Realized Gain (Loss) on
     Investments and Futures ..............      2,849       2,110       (816)         797
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and Futures ...........     (1,163)        906       (571)        (444)
                                               -------     -------    -------      -------
   Net Increase (Decrease) in Net Assets
     from Operations ......................      1,493       2,811     (1,470)         103
                                               -------     -------    -------      -------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
   Dividends from Net Investment Income:
       Investor Shares ....................         --          (7)        --          (11)
                                               -------     -------    -------      -------
   Distributions from Net Realized Gains:
       Investor Shares ....................       (899)         --       (479)          --
       Advisor Shares .....................       (813)         --       (359)          --
                                               -------     -------    -------      -------
   Total Dividends and Distributions ......     (1,712)         (7)      (838)         (11)
                                               -------     -------    -------      -------
CAPITAL SHARE TRANSACTIONS (1):
   INVESTOR SHARES
     Issued ...............................        675      25,858        488       16,837
     In Lieu of Dividends .................        668           5        331            8
     Redeemed .............................    (13,020)    (24,611)    (7,253)     (13,375)
                                               -------     -------    -------      -------
   Increase (Decrease) in Net Assets from
     Investor Share Transactions ..........    (11,677)      1,252     (6,434)       3,470
                                               -------     -------    -------      -------
   ADVISOR SHARES
     Issued ...............................      1,105      13,772        885        6,229
     In Lieu of Dividends .................        788          --        336           --
     Redeemed .............................     (2,757)     (3,530)    (1,990)        (853)
                                               -------     -------    -------      -------
   Increase (Decrease) in Net Assets from
     Advisor Share Transactions ...........       (864)     10,242       (769)       5,376
                                               -------     -------    -------      -------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions ........    (12,541)     11,494     (7,203)       8,846
                                               -------     -------    -------      -------
Total Increase (Decrease) in Net Assets ...    (12,760)     14,298     (9,511)       8,938
                                               -------     -------    -------      -------
NET ASSETS:
   Beginning of Period ....................     45,023      30,725     21,302       12,364
                                               -------     -------    -------      -------
   End of Period ..........................    $32,263     $45,023    $11,791      $21,302
                                               =======     =======    =======      =======
Includes Distributions in Excess of Net
   Investment Income/Accumulated
   Net Investment Loss ....................    $   216     $    23    $   115      $    32
                                               =======     =======    =======      =======
(1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
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                                                                 [TOEWS FUNDS Logo Omitted]

8

FINANCIAL HIGHLIGHTS
For the six months ended April 30, 2004 (Unaudited) and the periods ended October 31, For a Share Outstanding Throughout each Period


                                                     NET
                                                  REALIZED                                   DISTRIBUTIONS
                   NET ASSET          NET             AND                      DIVIDENDS          FROM         TOTAL
                     VALUE        INVESTMENT      UNREALIZED       TOTAL        FROM NET        REALIZED     DIVIDENDS
                 BEGINNING OF       INCOME           GAINS          FROM       INVESTMENT       CAPITAL         AND
                    PERIOD          (LOSS)         (LOSSES)      OPERATIONS      INCOME           GAINS    DISTRIBUTIONS
                -------------     ----------      ----------     ----------    ----------    ------------- -------------
TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2004(1)*           $ 9.58          $(0.03)          $ 0.42        $ 0.39       $   --            $(0.43)      $(0.43)
2003(1)              9.16           (0.01)            0.43          0.42           --**              --           --**
2002(1)              9.62            0.01            (0.30)        (0.29)       (0.17)               --        (0.17)
2001(2)             10.00            0.03            (0.39)        (0.36)       (0.02)               --        (0.02)

Advisor Shares
2004(1)*           $ 9.40          $(0.07)          $ 0.40        $ 0.33       $   --            $(0.43)      $(0.43)
2003(1)              9.07           (0.11)            0.44          0.33           --                --           --
2002(1)              9.61           (0.08)           (0.31)        (0.39)       (0.15)               --        (0.15)
2001(2)             10.00            0.01            (0.38)        (0.37)       (0.02)               --        (0.02)

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2004(1)*           $10.55          $(0.03)          $(0.92)       $(0.95)      $   --            $(0.44)      $(0.44)
2003(1)             10.17           (0.09)            0.48          0.39        (0.01)               --        (0.01)
2002(1)              8.89           (0.03)            1.40          1.37        (0.09)               --        (0.09)
2001(2)             10.00            0.03            (1.11)        (1.08)       (0.03)               --        (0.03)

Advisor Shares
2004(1)*           $10.35          $(0.07)          $(0.91)       $(0.98)      $   --            $(0.44)      $(0.44)
2003(1)             10.07           (0.19)            0.47          0.28           --                --           --
2002(1)              8.87           (0.12)            1.40          1.28        (0.08)               --        (0.08)
2001(2)             10.00            0.01            (1.12)        (1.11)       (0.02)               --        (0.02)

  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS
    SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.^
 ++ THE CALCULATION OF PORTFOLIO TURNOVER EXCLUDES SHORT-TERM INVESTMENT
    VEHICLES THAT MATURE IN LESS THAN ONE YEAR OR ARE ACQUIRED IN FINAL YEAR OF MATURITY, SUCH AS, TREASURY BILLS, REPURCHASE AGREEMENTS, MONEY MARKET FUNDS AND FUTURES CONTRACTS.
  * FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                               9

                                                                                               RATIO OF
                                                                                               EXPENSES
                                                                               RATIO OF       TO AVERAGE
                                                                                  NET         NET ASSETS
                                                             RATIO OF         INVESTMENT      (EXCLUDING
                  NET ASSET                  NET ASSETS      EXPENSES        INCOME (LOSS)      WAIVERS        PORTFOLIO
                  VALUE END      TOTAL         END OF       TO AVERAGE        TO AVERAGE        AND/OR         TURNOVER
                  OF PERIOD     RETURN+     PERIOD (000)    NET ASSETS        NET ASSETS    REIMBURSEMENTS)     RATE++
                  ---------     -------     ------------    ----------        ------------  ---------------    ---------
TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2004(1)*          $ 9.54          4.23%         $15,107        1.50%             (0.57)%           2.22%             --%
2003(1)             9.58          4.61           26,855        1.50              (0.12)            1.84        1,694.85
2002(1)             9.16         (3.20)          23,583        1.50               0.11             4.97        1,991.68
2001(2)             9.62         (3.56)             460        1.50               1.49            84.21          229.50

Advisor Shares
2004(1)*          $ 9.30          3.66%         $17,156        2.50%             (1.57)%           3.22%             --%
2003(1)             9.40          3.64           18,168        2.50              (1.12)            2.84        1,694.85
2002(1)             9.07         (4.20)           7,142        2.50              (0.90)            7.52        1,991.68
2001(2)             9.61         (3.71)             196        2.50               0.34            70.17          229.50

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2004(1)*          $ 9.16         (9.19)%        $ 5,163        1.50%             (0.53)%           2.55%             --%
2003(1)            10.55          3.83           12,806        1.50              (0.94)            2.22        3,552.11
2002(1)            10.17         15.46            9,688        1.50              (0.26)            8.50          973.72
2001(2)             8.89        (10.85)             981        1.50               1.26            37.99          318.12

Advisor Shares
2004(1)*          $ 8.93         (9.67)%        $ 6,628        2.50%             (1.53)%           3.55%             --%
2003(1)            10.35          2.78            8,496        2.50              (1.94)            3.22        3,552.11
2002(1)            10.07         14.42            2,676        2.50              (1.26)           10.12          973.72
2001(2)             8.87        (11.11)             222        2.50              (0.10)           40.86          318.12




--------------------------------------------------------------------------------
                                                      [TOEWS FUNDS Logo Omitted]

10

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (Unaudited)

1. ORGANIZATION

   The Advisors' Inner Circle fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (collectively referred to as the "Funds" and individually referred to as a "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investment securities of the Funds which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value, as determined in good faith in accordance with procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the
--------------------------------------------------------------------------------
sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/ losses are allocated to the respective class on the basis of relative net asset value each day.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets.

FUTURES CONTRACTS: The S&P 500(R) Hedged Index Fund invests in S&P 500(R) Index futures contracts. The Nasdaq-100(R) Hedged Index Fund invests in Nasdaq-100(R) Index futures contracts. The Funds' investments in these futures contracts are intended to assist the Funds in more closely approximating the performance of the each of the Fund's respective index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Forty percent of realized gains are taxed as short term capital gains, while sixty percent are taxed as long term capital gains.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the

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                                                      [TOEWS FUNDS Logo Omitted]

12

April 30, 2004

Statements of Net Assets to the extent of the contract amounts.

There were no futures contracts held by the Funds at April 30, 2004.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co.
(the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

   The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds, $75,000 per additional fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):

                           TOEWS        TOEWS
                         S&P 500(R)  NASDAQ-100(R)
                          HEDGED       HEDGED
                        INDEX FUND   INDEX FUND
                        ----------   ------------
Investor Shares:...        1.50%       1.50%
Advisor Shares:...         2.50%       2.50%

--------------------------------------------------------------------------------

   Union Bank of California (the "Custodian") acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS

There were no long-term purchases or sales during the six-month period ended April 30, 2004.

7. CAPITAL SHARE TRANSACTIONS

   For the six month period ended April 30, 2004 (Unaudited) and the year ended October 31, 2003, capital share transactions for the Funds were as follows
(000):
                                                 TOEWS               TOEWS
                                               S&P 500(R)         NASDAQ-100(R)
                                                HEDGED              HEDGED
                                              INDEX FUND          INDEX FUND
                                           ---------------      ---------------
                                             2004     2003         2004    2003
                                           ------   ------        -----  ------
Investor Shares:
   Shares Issued ........................      70    2,896          50    1,682
   Shares Issued in Lieu of Dividends ...      73        1          35        1
   Shares Redeemed ......................  (1,362)  (2,671)       (735)  (1,422)
                                           ------   ------       -----   ------
   Total Investor Shares Transactions ...  (1,219)     226        (650)     261
                                           ------   ------       -----   ------
Advisor Shares:
   Shares Issued ........................     118    1,544          90      643
   Shares Issued in Lieu of Dividends ...      88       --          36       --
   Shares Redeemed ......................    (295)    (398)       (205)     (88)
                                           ------   ------       -----   ------
   Total Advisor Shares Transactions ....     (89)   1,146         (79)     555
                                           ------   ------       -----   ------
Increase (Decrease) in Capital
   Share Transactions ...................  (1,308)   1,372        (729)     816
                                           ======   ======       =====   ======




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                                                      [TOEWS FUNDS Logo Omitted]

14

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
April 30, 2004


8. FEDERAL TAX INFORMATION

   It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

   Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These reclassifications have no effect on net assets or net asset value.


   The tax character of dividends and distributions paid during the last two fiscal years were as follows (000):

                              ORDINARY
                               INCOME
                              --------
Toews S&P 500(R) Hedged
Index Fund
  2003 .......................   $ 7
  2002 .......................    15

Toews Nasdaq-100(R) Hedged
Index Fund
  2003 .......................    11
  2002 .......................    15

   As of October 31, 2003, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                        TOEWS           TOEWS
                      S&P 500(R)    NASDAQ-100(R)
                     HEDGED INDEX    HEDGED INDEX
                         FUND           FUND
                    -------------   -------------
Undistributed
  Ordinary
  Income ............   $  402         $ --

Undistributed
  Long Term
  Capital Gain ......    1,309          839

Unrealized
  Depreciation ......       (2)          (1)

Other Temporary
  Differences .......      (23)         (33)
                        ------         ----
Total Distributable
  Earnings ..........   $1,686         $805
                        ======         ====




--------------------------------------------------------------------------------

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2003, there were no capital loss carryforwards. During the year ended October 31, 2003, capital loss carryforwards that were utilized to offset gains were as follows (000):

Toews S&P 500(R)Hedged
Index Fund ...................  $456
Toews Nasdaq-100(R)Hedged
Index Fund ...................   315

   At April 30, 2004, the Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2004, were as follows (000):

                        TOEWS           TOEWS
                      S&P 500(R)    NASDAQ-100(R)
                     HEDGED INDEX    HEDGED INDEX
                         FUND           FUND
                    -------------   -------------
Federal Tax Cost ....   $2,375         $1,808
                        ======         ======
Aggregate Gross
   Unrealized
   Appreciation .....       --             --
Aggregate Gross
   Unrealized
   Depreciation .....       --             --
                        ------         ------
Net Unrealized
   Appreciation
   (Depreciation) ...   $   --         $   --
                        ======         ======
9. OTHER

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. BENCHMARK INFORMATION
    (UNAUDITED)

   "Standard &Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. THe product is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which WITH its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS(S).


--------------------------------------------------------------------------------
                                                      [TOEWS FUNDS Logo Omitted]

NOTES

NOTES

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT AUDITORS

KPMG LLP
1601 Market Street
Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397




This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.




TWS-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/James F. Volk
                                      --------------------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/James F. Volk
                                      ---------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/Jennifer E. Spratley
                                      ----------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.